Commitments and Contingencies - Summary of Capital Expenditures (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	¥ 732,876	¥ 2,379,826
Investments [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	541,186	658,160
Property, plant and equipment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	¥ 191,690	¥ 1,721,666